Derivatives - Hedges of net investments in foreign operations (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	$ 6,054,000,000	$ 5,591,000,000
Carrying amount, liabilities	$ 4,860,000,000	$ 3,667,000,000
Nominal amount	424,859,000,000	315,513,000,000
Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	$ 0	$ 264,000,000
Carrying amount, liabilities	$ (523,000,000)	$ (157,000,000)
Nominal amount	33,775,000,000	30,143,000,000
Amounts recognised in OCI	$ 1,130,000,000	$ 1,931,000,000
Change in fair value	(801,000,000)	1,945,000,000
Hedge ineffectiveness recognised in income statement	0	0
Hedges of net investment in foreign operations | Pound sterling-denominated structural foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets		264,000,000
Carrying amount, liabilities	$ (404,000,000)	$ 0
Nominal amount	16,415,000,000	14,000,000,000
Amounts recognised in OCI	$ 604,000,000	$ 1,447,000,000
Change in fair value	(843,000,000)	1,573,000,000
Hedge ineffectiveness recognised in income statement	0	0
Hedges of net investment in foreign operations | Swiss franc-denominated structural foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets		0
Carrying amount, liabilities	$ (23,000,000)	$ (21,000,000)
Nominal amount	526,000,000	727,000,000
Amounts recognised in OCI	$ 49,000,000	$ 111,000,000
Change in fair value	(62,000,000)	10,000,000
Hedge ineffectiveness recognised in income statement	0	0
Reclassification adjustments on hedge de-designation	110,000,000	110,000,000
Hedges of net investment in foreign operations | Hong Kong dollar-denominated structural foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets		0
Carrying amount, liabilities	$ 0	$ (19,000,000)
Nominal amount	5,792,000,000	4,597,000,000
Amounts recognised in OCI	$ 0	$ (2,000,000)
Change in fair value	2,000,000	(7,000,000)
Hedge ineffectiveness recognised in income statement	0	0
Hedges of net investment in foreign operations | Other structural foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets		0
Carrying amount, liabilities	$ (96,000,000)	$ (117,000,000)
Nominal amount	11,042,000,000	10,819,000,000
Amounts recognised in OCI	$ 477,000,000	$ 375,000,000
Change in fair value	102,000,000	369,000,000
Hedge ineffectiveness recognised in income statement	$ 0	$ 0